COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of activity of warrants) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued	710
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year			147,591	1,376,466	1,587,553
Weighted average exercise price, Outstanding beginning balance			$ 8.63	$ 8.18	$ 8.62
Weighted average remaining contractual term (years), Outstanding at end of period			7 months 6 days	9 months 18 days	1 year 10 months 24 days	2 years
Aggregate intrinsic value, Outstanding beginning balance			$ 0	$ 0	$ 0
Warrants expired, forfeited, cancelled or exercised		(1,228,875)	(67,500)	(1,228,875)	(232,517)
Warrants issued			0	0	21,430
Weighted average exercise price, Warrants issued			$ 0	$ 0	$ 7.70
Weighted average remaining contractual term (years), Warrant issued					1 year 10 months 24 days
Outstanding at the ending of the year		147,591	80,091	147,591	1,376,466	1,587,553
Weighted average exercise price, Outstanding ending balance		$ 8.63		$ 8.63	$ 8.18	$ 8.62
Aggregate intrinsic value, Outstanding ending balance		$ 0		$ 0	$ 0	$ 0
Exercisable at end of period		147,591	80,091	147,591	1,376,466
Weighted average exercise price, Exercisable at end of period		$ 8.63	$ 8.53	$ 8.63	$ 8.18
Weighted average remaining contractual term (years), Exercisable at end of period			7 months 6 days	9 months 18 days	1 year 10 months 24 days
Aggregate intrinsic value, Exercisable		$ 0		$ 0	$ 0
Weighted average remaining contractual term (years), Outstanding at the beginning of the year					1 year 10 months 24 days